Employee Benefits Payable	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Employee Benefits Payable
23.	EMPLOYEE BENEFITS PAYABLE
The table below presents the amounts of employee benefits payable as of December 31, 2020 and 2019:

Short-term employee benefits	12/31/2020	12/31/2019
Salaries, bonuses and payroll taxes payables	2,625,872	3,161,201
Vacation accrual	2,283,907	1,833,005

Total short-term employee benefits	4,909,779	4,994,206

The Bank has not long-term employee benefits or post-employment benefits as of December 31, 2020 and 2019.